CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net loss	$ (4,958,616)	$ (6,979,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38,524	37,352
Loss on extension of warrants	0	143,363
Loss on debt conversion	0	2,753,989
Fair market value of equity instruments issued for services	0	225,158
Stock based compensation	202,844	416,481
Amortization of debt discount and deferred financing costs	517,233	273,377
Changes in operating assets and liabilities:
Accounts receivable	(6,130)	(98,164)
Prepaid expenses and other current assets	19,841	(22,436)
Other assets	(95,638)	2,212
Accounts payable and other current liabilities	(46,365)	(1,108,294)
Due to related parties	(1,000)	(692,958)
Net cash used in operating activities	(4,329,307)	(5,049,414)
Cash flows from investing activities:
Purchases of property and equipment	(9,307)	0
Net cash used in investing activities	(9,307)	0
Cash flows from financing activities:
Principal repayments of notes payable	0	(523,422)
Proceeds from the issuance of convertible notes payable	0	415,000
Net proceeds from the issuance of common stock	5,606,755	4,763,153
Net cash provided by financing activities	5,606,755	4,654,731
Net increase (decrease) in cash	1,268,141	(394,683)
Cash at beginning of year	855,596
Cash at end of year	2,123,737	855,596
Cash paid during the period for:
Interest	0	480,701
Supplement information for non-cash investing and financing activities:
Conversion of debt, accrued liabilities and accrued interest to common stock	0	2,273,032
Reclassification of accrued interest to convertible notes payable	0	25,766
Recording deferred financing costs associated with convertible notes payable	0	117,280
Reclassification of warrant derivative liability into equity	0	10,679,067
Issuance of shares under cashless warrant exercises	5	434
Creation of debt discount on convertible notes payable	$ 0	$ 527,780